Label		Element	Value
SA International Small Company Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return, Heading		rr_RiskReturnHeading	SA International Small Company Fund
Supplement [Text Block]		safit_SupplementTextBlock

SA FUNDS – INVESTMENT TRUST
SA International Small Company Fund

Supplement dated July 1, 2015 to the
Prospectus dated October 29, 2014

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2014. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

Effective July 1, 2015, the Board of Trustees of the Trust approved a lowering of the management fee for each Fund of the Trust and a lowering of the fee waiver and expense reimbursement for the SA International Value Fund and the SA Emerging Markets Value Fund. As a result of these reductions, the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 6, 10, 13, 16, 19, 22, 26 and 30 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Expense, Heading		rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative		rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2021
Expenses Restated to Reflect Current		rr_ExpensesRestatedToReflectCurrent	Management fees in the fee table above have been restated to reflect current fees.
Expense Example, Heading		rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement Closing [Text Block]		safit_SupplementClosingTextBlock	You should retain this Supplement for future reference.
SA International Small Company Fund | SA International Small Company Fund
Risk/Return:		rr_RiskReturnAbstract
Sales charge (load) imposed on purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales charge (load) imposed on reinvested dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee		rr_RedemptionFee	none
Exchange fee		rr_ExchangeFee	none
Management fees	[1]	rr_ManagementFeesOverAssets	0.50%
Shareholder servicing fee		rr_DistributionAndService12b1FeesOverAssets	0.25%
Recapture expense	[2]	rr_Component1OtherExpensesOverAssets	0.10%
All other expenses		rr_Component2OtherExpensesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.63%
Fee waiver and/or expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	1.63%
1 Year		rr_ExpenseExampleYear01	$ 166
3 Years		rr_ExpenseExampleYear03	514
5 Years		rr_ExpenseExampleYear05	886
10 Years		rr_ExpenseExampleYear10	$ 1,933

[1]	Management fees in the fee table above have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 1.10% of average daily net assets. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. The Adviser may elect to recapture any amounts waived or reimbursed subject to certain conditions, including that repayment does not cause annual operating expenses to exceed 1.10% of average daily net assets and that any such repayment must be made within three years after the year in which the waiver/reimbursement was made.